Intangible Assets - Summary of Carrying Value of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 1,355,326	¥ 1,249,122
Capitalized development costs [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	638,337	669,612
Software and other [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 716,989	¥ 579,510